UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07390

Boulder Total Return Fund, Inc.
(Exact name of registrant as specified in charter)

2344 Spruce Street, Suite A Boulder, CO		80302
(Address of principal executive offices)		(Zip code)

Stephen C. Miller, Esq. 2344 Spruce Street, Suite A Boulder, CO 80302
(Name and address of agent for service)

Registrant's telephone number, including area code:		303-444-5483

Date of fiscal year end:	November 30, 2007

Date of reporting period:	February 28, 2007

Item 1. Schedule of Investments. – The schedule of investments for the period ended February 28, 2007 is filed herewith.

Portfolio of Investments as of February 28, 2007
(Unaudited)	Boulder Total Return Fund, Inc.

Shares	Description	Value (Note 1)
LONG TERM INVESTMENTS—93.8%
DOMESTIC COMMON STOCKS—80.9%
Beverages—3.6%
260,500	Anheuser-Busch Companies, Inc.	12,785,340

Buildings - Residential/Commercial—0.9%
18,700	Lennar Corp., Class A	920,788
15,000	MDC Holdings, Inc.	765,900
25,000	Pulte Homes, Inc.	739,000
31,000	Standard Pacific Corp.	791,430
		3,217,118

Construction Machinery—1.1%
60,000	Caterpillar, Inc.	3,865,200

Data Processing - Management—0.4%
32,244	Fidelity National Information Services, Inc.	1,481,612

Diversified—29.6%
690	Berkshire Hathaway Inc., Class A †	73,271,100
9,200	Berkshire Hathaway Inc., Class B †	32,411,600
		105,682,700

Diversified Financial Services—1.2%
40,000	Legg Mason, Inc.	4,109,600

Financial Services—4.8%
293,360	Citigroup, Inc.	14,785,344
1,094,000	Doral Financial Corp.	2,373,980
		17,159,324

Food—0.9%
63,000	Wm. Wrigley Jr. Company	3,137,400

Health Care Products & Services—0.9%
52,000	Johnson & Johnson	3,278,600

Insurance—3.8%
53,000	American International Group, Inc.	3,556,300
73,363	Fidelity National Financial, Inc.	1,760,712
120,000	First American Corporation	5,658,000
83,000	Marsh & McLennan Companies, Inc.	2,441,860
		13,416,872

Manufacturing—3.4%
150,500	Eaton Corporation	12,190,500

Pharmaceuticals—0.7%
100,000	Pfizer, Inc.	2,496,000

1

REITS—1.1%
75,000	Redwood Trust, Inc.	4,050,000

Retail—15.7%
100,000	The Home Depot, Inc.	3,960,000
370,000	Wal-Mart Stores, Inc.	17,871,000
590,000	Yum! Brands, Inc.	34,184,600
		56,015,600

RICS—7.0%
25,000	AEW Real Estate Income Fund	553,000
36,800	AIM Select Real Estate Income Fund	621,920
110,000	BlackRock Floating Rate Income Strategies II Inc.	2,035,000
77,000	BlackRock Floating Rate Income Strategies Inc.	1,453,760
100,000	Cohen & Steers REIT and Utility Income Fund, Inc.	2,273,000
93,000	DWS RREEF Real Estate Fund II	1,835,820
160,000	Eaton Vance Senior Income Trust	1,417,600
12,600	First Trust/Four Corners Senior Floating Rate Income Fund	236,250
110,000	First Trust/Four Corners Senior Floating Rate Income Fund II	2,050,400
482,700	Flaherty & Crumrine Claymore Preferred Securities Income Fund, Inc.	10,527,687
96,300	Flaherty & Crumrine Claymore Total Return Fund, Inc.	2,082,006
		25,086,443

Savings & Loan Companies—4.7%
392,549	Washington Mutual, Inc.	16,911,011

Transport - Trucking—1.1%
90,000	YRC Worldwide, Inc. †	3,913,200

	Total Domestic Common Stocks (cost $184,789,621)	288,796,520

FOREIGN COMMON STOCKS—9.6%
Hong Kong—2.0%
290,000	Cheung Kong Holdings, Ltd.	3,554,331
6,156,000	Midland Holdings, Ltd.	3,735,064
		7,289,395

Japan—1.1%
772	New City Residence Investment Corporation, REIT	3,941,933

Netherlands—1.3%
95,117	Heineken NV	4,680,269

New Zealand—1.3%
4,150,136	Kiwi Income Property Trust, REIT	4,534,862

2

United Kingdom—3.9%
75,000	Diageo PLC, Sponsored ADR	5,954,250
705,000	Lloyds TSB Group PLC	7,930,520
		13,884,770

	Total Foreign Common Stocks (cost $25,290,188)	34,331,229

AUCTION MARKET PREFERRED SECURITIES—3.3%
160	BlackRock Preferred Income Strategies Fund, Inc., Series TH28	4,000,000
80	BlackRock Preferred Income Strategies Fund, Inc., Series W28	2,000,000
220	Clough Global Opportunities Fund, Series TH28	5,500,000
17	ING Clarion Global Real Estate Income Fund, Series B	425,000

	Total Auction Market Preferred Securities (cost $11,925,000)	11,925,000

	Total Long Term Investments (cost $222,004,809)	335,052,749
SHORT TERM INVESTMENTS—6.2%

Par
Value	Description	Value (Note 1)
BANK DEPOSIT—0.4%
1,448,000	Investors Bank & Trust Money Market Deposit Account, 4.200% due 3/01/07 (cost $1,448,000)	1,448,000
FOREIGN GOVERNMENT BONDS—2.2%
New Zealand—0.6%
3,290,000	New Zealand Treasury Bill, .000% due 5/09/07 *	2,273,601

United Kingdom—1.6%
2,810,000	United Kingdom Treasuries, 8.500% due 7/16/07	5,569,968

	Total Foreign Government Bonds (cost $7,555,888)	7,843,569
U.S. TREASURY BILLS—3.6%
7,500,000	4.930% due 3/08/07	7,492,810
5,500,000	5.015% due 3/29/07	5,478,547

	Total U.S. Treasury Bills (cost $12,971,357)	12,971,357

	Total Short Term Investments (cost $21,975,245)	22,262,926

Total Investments — 100.0% (cost $243,980,054)		$357,315,675
	Other Assets and Liabilities — 0.0%	81,064
	Total Net Assets Available to Common Stock and Preferred Stock — 100%	357,396,739
	Auction Market Preferred Stock (AMPs) Redemption Value	(77,500,000)

	Total Net Assets Available to Common Stock	279,896,739

†		Non-income producing security.
*		Zero coupon bond.
ADR	-	American Depository Receipt
REIT	-	Real Estate Investment Trust

3

Boulder Total Return Fund, Inc.

February 28, 2007 (Unaudited)

Note 1. Valuation and Investment Practices

Portfolio Valuation:  The net asset value of the Fund’s Common Stock is determined by the Fund’s administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund’s net assets attributable to common shares by the number of shares of Common Stock outstanding. The value of the Fund’s net assets attributable to common shares is deemed to equal the value of the Fund’s total assets less (i) the Fund’s liabilities and (ii) the aggregate liquidation value of the outstanding Taxable Auction Market Preferred Stock. Securities listed on a national securities exchange are valued on the basis of the last sale on such exchange or the NASDAQ Official Close Price on the day of valuation. In the absence of sales of listed securities and with respect to securities for which the most recent sale prices are not deemed to represent fair market value and unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices when quoted prices for investments are readily available. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are considered comparable in quality, maturity and type. Investments in money market instruments, which mature in 60 days or less at the time of purchase, are valued at amortized cost.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on ex-dividend dates. Interest income is recorded using the interest method.

The actual amounts of dividend income and return of capital received from investments in real estate trusts (“REITS”) and registered investment companies (“RICS”) at calendar year-end are determined after the end of the fiscal year. The Fund therefore estimates these amounts for accounting purposes until the actual characterization of REIT and RIC distributions is known. Distributions received in excess of the estimate are recorded as a reduction of the cost of investments.

Foreign Currency Translation: The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the exchange rate prevailing at the end of the period, and the purchase and sales of investment securities, income and expenses transacted in foreign currencies are translated at the exchange rate on the dates of such transactions.

Foreign currency gains and losses result from fluctuations in exchange rates between trade date and settlement date on securities transactions, foreign currency transactions and the difference between amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and the subsequent sale trade date is included in gains and losses on investment securities sold.

Repurchase Agreements: The Fund may engage in repurchase agreement transactions. The Fund’s Management reviews and approves periodically the eligibility of the banks and dealers with which the Fund enters into repurchase agreement transactions. The value of the collateral underlying such transactions is at least equal at all times to the total amount of the repurchase obligations, including interest. The Fund maintains possession of the collateral and, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is the possibility of loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities.

Note 2. Unrealized Appreciation/ (Depreciation)

On February 28, 2007, the net unrealized appreciation on investments based on cost of $243,969,190 for federal income tax purposes was $113,346,485 consisting of $118,219,210  aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and $(4,872,725) aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BOULDER TOTAL RETURN FUND, INC.

By	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date	4/24/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date	4/24/07

By	/s/ Carl D. Johns
Carl D. Johns, Chief Financial Officer, Vice President and Treasurer
(Principal Financial Officer)

Date	4/23/07